Liquidity and Capital Resources (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2020
Net loss	$ (2,018,412)	$ (2,383,214)	$ (4,993,350)	$ (5,576,377)
Net cash used in operating activities	(776,244)	(1,118,618)	(2,024,275)	(2,138,635)
Proceeds from issuance of common stock and convertible debt	240,000		1,340,000		$ 8,850,000	$ 8,870,000
Cash	470,000		1,030,000	1,200,000	1,030,000	470,000
Revenues	1,519,772	$ 942,696	1,945,315	983,182
Proceeds from PPP loan			548,885
Cash position	2,500,000		2,500,000		$ 2,500,000	$ 2,500,000
Contracted revenue backlog	$ 1,100,000		1,100,000
Payment Protection Program One [Member]
Proceeds from PPP loan			549,000
Payment Protection Program Two [Member]
Proceeds from PPP loan			$ 632,000